Provisions for pensions and similar obligations (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post Employment Plans [Abstract]
Experience Plan	R$ (446,444)	R$ (803,717)	R$ 686,204
Changes in Financial Assumptions	(2,615,119)	(871,176)	(1,557,689)
Changes in Financial Demographic	1,228	0	146
Gain (Loss) Actuarial - Obligation	(3,060,335)	(1,674,893)	(871,339)
Return on Investment, Return Unlike Implied Discount Rate	2,624,960	1,344,089	270,158
Gain (Loss) Actuarial - Asset	2,624,960	1,344,089	270,158
Changes in Surplus / Deficit Uncollectible	R$ (164,428)	R$ 117,320	R$ (15,690)